Related Parties - Schedule of Balances are Held with or by Related Parties (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Prepaid expenses and other receivables	$ 1,417	$ 616
Total	1,417	616
Liabilities:
Accounts payable and accrued expenses	242	240
INX Token liability	2,423	4,485
INX Token warrant liability	464	671
Total	$ 3,129	$ 5,396